Cash and Cash Equivalents and Short-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Short-Term Deposits [Abstract]
Schedule of Cash and Cash Equivalents and Short-Term Deposits
($000s)	December 31, 2023	December 31, 2022
Cash and cash equivalents	82,438	46,150
Short-term deposits	-	81,690
	82,438	127,840